COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
Sempra Energy Consolidated
	Storage and
(Dollars in millions)	Transportation	Natural Gas(1)	Total(1)
2012	$143	$415	$558
2013	106	148	254
2014	74	103	177
2015	60	3	63
2016	55	3	58
Thereafter	252	5	257
Total minimum payments	$690	$677	$1,367
(1)	Excludes amounts related to LNG purchase agreements at discussed below.

SoCalGas
(Dollars in millions)	Transportation	Natural Gas	Total
2012	$110	$290	$400
2013	81	19	100
2014	55	2	57
2015	41	2	43
2016	36	2	38
Thereafter	145	―	145
Total minimum payments	$468	$315	$783

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
	Years ended December 31,
(Dollars in millions)	2011	2010	2009
Sempra Energy Consolidated	$1,991	$2,097	$1,754
SoCalGas	1,810	1,936	1,452

Schedule Of Payments Under Purchased Power Contracts [Abstract]
Schedule Of Payments Under Purchased Power Contracts
	Years ended December 31,
(Dollars in millions)	2011	2010	2009
Sempra Energy Consolidated	$918	$314	$413
Sempra South American Utilities	572	-	-
SDG&E	346	314	413

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E
2012	$1,049	$319
2013	1,120	321
2014	1,110	260
2015	1,164	229
2016	1,199	231
Thereafter	9,555	1,948
Total minimum payments(1)	$15,197	$3,308
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
	Years ended December 31,
(Dollars in millions)	2011	2010	2009
Sempra Energy Consolidated	$77	$85	$101
SDG&E	18	20	24
SoCalGas	35	40	52

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2012	$73	$19	$28
2013	72	18	28
2014	68	18	28
2015	65	17	28
2016	60	17	26
Thereafter	538	46	240
Total future rental commitments	$876	$135	$378

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
	Sempra
	Energy
(Dollars in millions)	Consolidated	SDG&E	SoCalGas
2012	$13	$7	$6
2013	7	4	3
2014	4	2	2
Total minimum lease payments	24	13	11
Less: interest	―	―	―
Present value of net minimum lease payments	$24	$13	$11

(Dollars in millions)
	2012	$24
	2013	24
	2014	24
	2015	24
	2016	24
	Thereafter	442
	Total minimum lease payments(1)	562
	Less: estimated executory costs	(93)
	Less: interest(2)	(289)
	Present value of net minimum lease payments(3)	$180
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $2 million in Current Portion of Long-Term Debt and $178 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2011.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
	Years ended December 31,
	2011	2010	2009
Sempra Energy Consolidated(1)	$21	$21	$43
SDG&E	7	10	24
SoCalGas	13	10	17
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
	# Sites	# Sites
	Completed	In Process
SDG&E
Manufactured-gas sites	3	―
Third-party waste-disposal sites	1	1
SoCalGas
Manufactured-gas sites	38	4
Third-party waste-disposal sites	1	2

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
		Waste	Former Fossil-	Other
	Manufactured-	Disposal	Fueled Power	Hazardous
	Gas Sites	Sites (PRP)(1)	Plants	Waste Sites	Total
SDG&E(2)	$0.1	$ ―	$1.0	$0.5	$1.6
SoCalGas	21.3	0.5	―	1.6	23.4
Other	2.7	1.2	―	0.1	4.0
Total Sempra Energy	$24.1	$1.7	$1.0	$2.2	$29.0
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Does not include SDG&E’s liability for SONGS marine mitigation.